FINANCIAL ASSETS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of financial assets receivable

	December 31,	December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	2,170,780	2,149,846
Allowance for uncollectible receivables	(446,089)	(430,182)
Financial assets receivable, net	1,724,691	1,719,664

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at beginning of year	4,225,014	3,694,269	2,170,780
Addition in the current year	4,906,586	2,350,319	3,549,392
Collection in the current year	(5,050,047)	(3,429,622)	(3,304,181)
Write-off	(387,284)	(444,186)	(266,145)
Balance at end of year	3,694,269	2,170,780	2,149,846

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at beginning of year	554,095	575,396	446,089
Current year net provision	408,585	314,879	250,238
Write-off	(387,284)	(444,186)	(266,145)
Balance at end of year	575,396	446,089	430,182

Schedule of aging of loans

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2024	20,764	23,495	—	2,126,521	2,170,780
December 31, 2025	29,290	33,841	—	2,086,715	2,149,846

Schedule of principal of financial assets receivable by year of origination

	2024	2023	2022	Total
December 31, 2024	1,491,165	549,475	130,140	2,170,780

	2025	2024	2023	Total
December 31, 2025	1,876,676	197,574	75,596	2,149,846

Due From Related Parties
Schedule of financial assets receivable

	December 31,	December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	1,227	—
Allowance for uncollectible receivables	(1,272)	—
Financial assets receivable, net	(45)	—

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	42,724	12,717	1,227
Addition in the current year	19,981	—	—
Collection in the current year	(49,581)	(10,062)	(1,174)
Write-off	(407)	(1,428)	(53)
Balance at end of year	12,717	1,227	—

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	2,648	2,912	1,272
Current year net provision (reversal)	671	(212)	(1,219)
Write-off	(407)	(1,428)	(53)
Balance at end of year	2,912	1,272	—